Pensions and other post retirement benefits - Asset allocation percentages (Details)	Mar. 31, 2019
UK | UK Pensions
Disclosure of fair value of plan assets [line items]
Equities	12.70%
Property	5.50%
Diversified alternatives	5.00%
Liability matching assets	11.10%
Infrastructure	0.00%
Cash and cash equivalents	1.90%
Other	1.00%
Total	100.00%
UK | Corporate bonds | UK Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	23.40%
UK | Government securities | UK Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	39.40%
US | US Pensions
Disclosure of fair value of plan assets [line items]
Equities	40.80%
Property	4.70%
Diversified alternatives	10.10%
Liability matching assets	0.00%
Infrastructure	1.50%
Cash and cash equivalents	0.30%
Other	0.20%
Total	100.00%
US | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	60.20%
Property	0.00%
Diversified alternatives	12.90%
Liability matching assets	0.00%
Infrastructure	0.00%
Cash and cash equivalents	0.00%
Other	5.60%
Total	100.00%
US | Corporate bonds | US Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	26.40%
US | Corporate bonds | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	0.70%
US | Government securities | US Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	16.00%
US | Government securities | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	20.60%